Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
August 31, 2024
ADGF-NPRT3-1024
1.805738.120
Common Stocks - 99.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	184,800	7,721
Interactive Media & Services - 5.3%
Alphabet, Inc. Class A	176,300	28,804
Meta Platforms, Inc. Class A	109,800	57,240
		86,044
Media - 2.0%
Comcast Corp. Class A	838,050	33,162
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	97,200	19,316
TOTAL COMMUNICATION SERVICES		146,243
CONSUMER DISCRETIONARY - 2.9%
Distributors - 0.5%
A-Mark Precious Metals, Inc. (a)	201,200	7,841
Diversified Consumer Services - 0.3%
Service Corp. International	62,000	4,853
Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	13,200	2,899
Starbucks Corp.	100	9
Vail Resorts, Inc.	23,500	4,270
		7,178
Household Durables - 1.6%
D.R. Horton, Inc.	21,300	4,021
JM AB (a)	220,389	4,314
Lennar Corp. Class A	26,900	4,897
PulteGroup, Inc.	7,300	961
Vistry Group PLC (b)	672,300	11,999
		26,192
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc. (a)	37,600	1,716
TOTAL CONSUMER DISCRETIONARY		47,780
CONSUMER STAPLES - 4.0%
Consumer Staples Distribution & Retail - 0.6%
Albertsons Companies, Inc.	286,000	5,611
Alimentation Couche-Tard, Inc. (multi-vtg.)	40,300	2,301
Dollar General Corp.	16,700	1,386
		9,298
Personal Care Products - 0.4%
Kenvue, Inc.	262,200	5,755
Tobacco - 3.0%
Altria Group, Inc.	88,973	4,784
British American Tobacco PLC (United Kingdom)	447,060	16,734
Philip Morris International, Inc.	228,000	28,110
		49,628
TOTAL CONSUMER STAPLES		64,681
ENERGY - 9.8%
Energy Equipment & Services - 1.5%
Borr Drilling Ltd. (a)	205,300	1,219
Borr Drilling Ltd.	1,018,800	6,184
Noble Corp. PLC (a)	142,198	5,425
Tidewater, Inc. (b)	136,600	12,116
		24,944
Oil, Gas & Consumable Fuels - 8.3%
Cool Co. Ltd.	253,118	3,103
DHT Holdings, Inc.	446,900	4,840
Energy Transfer LP	1,600,600	25,770
Enterprise Products Partners LP	663,400	19,464
Exxon Mobil Corp.	344,922	40,680
Marathon Petroleum Corp.	25,800	4,570
Parkland Corp.	327,820	8,871
Reliance Industries Ltd. GDR (c)	94,400	6,665
Sitio Royalties Corp. Class A	338,000	7,514
Teekay Tankers Ltd.	237,039	13,483
		134,960
TOTAL ENERGY		159,904
FINANCIALS - 13.4%
Banks - 1.1%
Wells Fargo & Co.	292,090	17,079
Capital Markets - 3.8%
Ares Capital Corp. (a)	664,597	14,010
Blue Owl Capital, Inc. Class A (a)	688,400	12,143
Brookfield Corp. Class A	505,000	25,391
BSE Ltd.	101,500	3,430
KKR & Co., Inc. Class A	56,400	6,981
		61,955
Financial Services - 5.6%
Apollo Global Management, Inc.	248,100	28,713
Fidelity National Information Services, Inc.	18,600	1,534
Global Payments, Inc.	126,300	14,021
MasterCard, Inc. Class A	37,500	18,125
Visa, Inc. Class A	107,523	29,716
		92,109
Insurance - 2.9%
Arthur J. Gallagher & Co.	31,300	9,157
Chubb Ltd.	71,700	20,376
Fidelity National Financial, Inc.	74,800	4,410
Marsh & McLennan Companies, Inc.	22,400	5,096
The Travelers Companies, Inc.	34,400	7,846
		46,885
TOTAL FINANCIALS		218,028
HEALTH CARE - 10.0%
Biotechnology - 0.7%
Gilead Sciences, Inc.	139,600	11,028
Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	23,200	2,615
Cigna Group	82,700	29,922
Elevance Health, Inc.	25,100	13,978
Humana, Inc.	4,200	1,489
McKesson Corp.	4,800	2,693
UnitedHealth Group, Inc.	38,597	22,780
		73,477
Life Sciences Tools & Services - 0.3%
Bruker Corp.	72,400	4,865
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	83,200	4,156
Eli Lilly & Co.	26,900	25,825
Merck & Co., Inc.	184,000	21,795
Royalty Pharma PLC Class A	782,300	22,710
		74,486
TOTAL HEALTH CARE		163,856
INDUSTRIALS - 15.0%
Aerospace & Defense - 4.7%
BAE Systems PLC	270,500	4,864
General Dynamics Corp.	32,700	9,789
General Electric Co.	67,487	11,785
Howmet Aerospace, Inc.	47,700	4,611
Huntington Ingalls Industries, Inc.	34,300	9,699
Textron, Inc.	40,700	3,712
Thales SA	33,400	5,612
The Boeing Co. (b)	149,400	25,957
		76,029
Commercial Services & Supplies - 0.7%
The Brink's Co.	100,700	11,171
Construction & Engineering - 2.3%
Comfort Systems U.S.A., Inc.	21,200	7,495
EMCOR Group, Inc.	67,800	26,649
Quanta Services, Inc.	11,100	3,054
		37,198
Electrical Equipment - 2.2%
GE Vernova LLC	106,646	21,436
Vertiv Holdings Co.	174,200	14,464
		35,900
Machinery - 2.4%
Allison Transmission Holdings, Inc.	425,743	39,488
Marine Transportation - 0.7%
2020 Bulkers Ltd.	215,900	2,783
Himalaya Shipping Ltd.	76,700	579
Himalaya Shipping Ltd.	207,000	1,592
Stolt-Nielsen SA	174,700	6,960
		11,914
Professional Services - 1.7%
Genpact Ltd.	107,100	4,202
Paycom Software, Inc.	56,000	9,116
SS&C Technologies Holdings, Inc.	180,300	13,539
		26,857
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	7,900	1,620
Watsco, Inc. (a)	7,900	3,756
		5,376
TOTAL INDUSTRIALS		243,933
INFORMATION TECHNOLOGY - 22.8%
Semiconductors & Semiconductor Equipment - 16.1%
Amkor Technology, Inc.	234,500	7,715
ASML Holding NV:
(depository receipt)	1,700	1,537
(Netherlands)	4,400	3,968
BE Semiconductor Industries NV	46,500	6,055
Broadcom, Inc.	251,700	40,982
Marvell Technology, Inc.	285,745	21,785
Micron Technology, Inc.	213,300	20,528
NVIDIA Corp.	800,200	95,508
Qualcomm, Inc.	195,900	34,341
Renesas Electronics Corp.	149,000	2,594
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	93,600	16,071
Teradyne, Inc.	84,300	11,526
		262,610
Software - 5.6%
Intuit, Inc.	7,800	4,916
Microsoft Corp.	208,800	87,099
		92,015
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	18,096	4,144
Dell Technologies, Inc. Class C	64,600	7,464
Samsung Electronics Co. Ltd.	109,570	6,087
		17,695
TOTAL INFORMATION TECHNOLOGY		372,320
MATERIALS - 2.7%
Metals & Mining - 2.7%
Arch Resources, Inc. Class A,	29,800	4,066
First Quantum Minerals Ltd.	409,300	5,154
Franco-Nevada Corp.	118,900	14,524
Freeport-McMoRan, Inc.	18,800	832
Newmont Corp.	84,700	4,522
Royal Gold, Inc.	20,100	2,817
Wheaton Precious Metals Corp.	185,700	11,477
		43,392
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Crown Castle, Inc.	62,500	7,001
Four Corners Property Trust, Inc.	158,200	4,485
NNN (REIT), Inc.	112,600	5,291
Realty Income Corp.	12,800	795
Ventas, Inc.	61,500	3,820
WP Carey, Inc.	54,000	3,241
		24,633
Real Estate Management & Development - 0.7%
The St. Joe Co.	201,900	11,987
TOTAL REAL ESTATE		36,620
UTILITIES - 7.2%
Electric Utilities - 5.7%
Constellation Energy Corp.	26,333	5,180
Edison International	211,900	18,442
Exelon Corp.	559,900	21,327
FirstEnergy Corp.	403,700	17,731
NextEra Energy, Inc.	287,500	23,147
PG&E Corp.	41,000	808
Southern Co.	85,500	7,387
		94,022
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	239,300	4,099
Vistra Corp.	235,500	20,119
		24,218
TOTAL UTILITIES		118,240
TOTAL COMMON STOCKS (Cost $1,194,014)		1,614,997

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (d)	17,104,260	17,108
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	39,007,661	39,012
TOTAL MONEY MARKET FUNDS (Cost $56,120)		56,120

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,250,134)	1,671,117
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(39,602)
NET ASSETS - 100.0%	1,631,515

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,665,000 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,492	273,712	277,096	797	-	-	17,108	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,978	253,265	233,231	114	-	-	39,012	0.2%
Total	39,470	526,977	510,327	911	-	-	56,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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